Net revenue	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Net revenue

27 Net revenue

	2024	2023	2022
Net sales and services revenue	77,411	70,569	96,519

Revenue from sales of products is recognized when the control of assets is transferred to the customer for an amount that reflects the consideration to which the Company expects to be entitled in exchange of these assets. The performance obligations are met at a specific moment in time. The Company does not make sales with continued management involvement. Most of the Company’s sales are made to industrial customers and, in a lower volume, to resellers.

The specific moment when the Company satisfies a performance obligation by transferring a promised good or service to the client is determined as follows:

(i) for contracts under which the Company is responsible for the freight and insurance, the legal right and the risks and benefits are transferred to the client when the goods are delivered at the destination established in the contract;

(ii) for agreements under which the freight and insurance are a responsibility of the client, risks and benefits are transferred when the products are delivered to the client’s carrier; and

(iii) for contracts under which product delivery involves the use of pipelines, especially basic petrochemicals, the risks and benefits are transferred immediately after the Company’s official markers, which is the point of delivery of the products and transfer of their ownership.

(a) Net revenue by country

	2024	2023	2022

Brazil	44,300	39,997	56,217
United States	13,235	12,429	18,086
Mexico	3,928	3,329	4,469
Switzerland	1,471	1,197	1,493
Argentina	1,459	1,039	2,093
Germany	1,192	1,121	1,695
Japan	1,036	554	724
Netherlands	959	1,061	817
Singapore	862	1,618	756
Chile	797	755	871
Spain	789	634	547
Peru	731	676	740
Italy	696	729	1,095
Luxembourg	607	574	756
China	454	859	173
Other	4,895	3,997	5,987
	77,411	70,569	96,519

(b) Net revenue by product

	2024	2023	2022

Polyethylene /Polypropylene	50,361	44,295	61,145
Tertiary-Butyl Ethyl Ether/Gasoline	5,988	5,863	5,723
Benzene/Toluene/Xylene	4,966	4,435	7,280
Ethylene, Propylene	4,793	4,309	5,819
polyvinyl chloride/Caustic Soda	3,433	3,721	5,711
Others	2,744	3,925	4,444
Butadiene	1,940	1,211	3,028
Cumene	1,332	1,126	1,425
Naphtha, condensate and other resales	1,235	1,046	422
solvents	619	638	1,522
	77,411	70,569	96,519

(c) Main clients

The Company does not have any revenue arising from transactions with only one client that is equal to or higher than 10% of its total net revenue. In 2024, the most significant revenue from a single client amounts to approximately 2.7% of total net revenues of the Company and refers to the sale of resins.